 BANKERS SECURITY VARIABLE ANNUITY FUNDS 001, 002 AND 003
           STATEMENTS OF ASSETS AND LIABILITIES
                     December 31, 1995

                                                                                             Combined
                          ASSETS                             Fund 001   Fund 002   Fund 003    Totals
                                                            ---------- ---------- ---------- ----------
Oppenheimer Fund
  (4,197 shares at net asset value of
  $11.12 per share; cost $27,642)..........................$   46,671                       $   46,671
Eaton Vance Income Fund of Boston
  (584 shares at net asset value of
  $7.96 per share; cost $3,919)............................           $    4,649                 4,649
Oppenheimer Money Market Fund
  (52,895 shares at net asset value of
  $1.00 per share; cost $52,895)...........................                      $   52,895     52,895
                                                            ---------- ---------- ---------- ----------
                                                               46,671      4,649     52,895    104,215
                        LIABILITIES
Net payable to Bankers Security Life Insurance Society......       27        183         40        250
                                                            ---------- ---------- ---------- ----------
     Net Assets                                            $   46,644 $    4,466 $   52,855 $  103,965
                                                            ========== ========== ========== ==========

Accumulation Units Outstanding                                  9,924        806     15,546     26,276
                                                            ========== ========== ========== ==========

Accumulation Unit Value                                    $     4.70 $     5.54 $     3.40
                                                            ========== ========== ==========

    STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
               Year Ended December 31, 1995
                                                                                             Combined
                                                             Fund 001   Fund 002   Fund 003    Totals
                                                            ---------- ---------- ---------- ----------
Income -
  Reinvested dividends.....................................$    4,163 $      455 $    2,725 $    7,343
Expenses -
  Mortality and expense guarantee fees......................     (394)       (36)      (515)      (945)
                                                            ---------- ---------- ---------- ----------
Net investment income.......................................    3,769        419      2,210      6,398

Net realized gain (loss)....................................       48         (6)         -         42
Net unrealized gain.........................................    4,931        166          -      5,097
                                                            ---------- ---------- ---------- ----------
Increase in net assets resulting from operations............    8,748        579      2,210     11,537

Net contracts purchased.....................................        -          -          -          -
Payments to contract owners - surrenders and other benefits.        -          -          -          -
                                                            ---------- ---------- ---------- ----------
Net increase in net assets..................................    8,748        579      2,210     11,537

Net assets, beginning of year...............................   37,896      3,887     50,645     92,428
                                                            ---------- ---------- ---------- ----------
Net assets, end of year....................................$   46,644 $    4,466 $   52,855 $  103,965
                                                            ========== ========== ========== ==========

      See accompanying notes to financial statements.

 BANKERS SECURITY VARIABLE ANNUITY FUNDS 001, 002 AND 003
    STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
               Year Ended December 31, 1994
                                                                                             Combined
                                                             Fund 001   Fund 002   Fund 003    Totals
                                                            ---------- ---------- ---------- ----------
Income -
  Reinvested dividends.....................................$    3,836 $      420 $    2,353 $    6,609
Expenses -
  Mortality and expense guarantee fees......................     (595)       (39)      (610)    (1,244)
                                                            ---------- ---------- ---------- ----------
Net investment income.......................................    3,241        381      1,743      5,365

Net realized gain...........................................   11,620          -          -     11,620
Net unrealized loss.........................................  (15,717)      (473)         -    (16,190)
                                                            ---------- ---------- ---------- ----------
Increase (decrease) in net assets resulting from operations.     (856)       (92)     1,743        795

Net contracts purchased.....................................      320          -          -        320
Payments to contract owners - surrenders and other benefits.  (39,739)         -    (24,971)   (64,710)
                                                            ---------- ---------- ---------- ----------
Net decrease in net assets..................................  (40,275)       (92)   (23,228)   (63,595)

Net assets, beginning of year...............................   78,171      3,979     73,873    156,023
                                                            ---------- ---------- ---------- ----------
Net assets, end of year....................................$   37,896 $    3,887 $   50,645 $   92,428
                                                            ========== ========== ========== ==========

      See accompanying notes to financial statements.

               NOTES TO FINANCIAL STATEMENTS
                    December 31, 1995
Note 1 - Organization

In April 1975, Bankers Security Variable Annuity Funds 001, 002 and 003 (the "Separate Accounts") were established under the provisions of New York Insurance Law by Bankers Security Life Insurance Society ("Bankers Security"). The Separate Accounts are registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act") and are used to fund certain benefits for variable
annuity policies issued by Bankers Security.   The assets of the Separate
Accounts are invested in open-end diversified management investment companies
which are also registered under the Act.   New sales terminated in September
1981.  Only subsequent sales to existing contracts are accepted.


Note 2 - Investments

Security transactions are recorded on the trade date at the purchase cost or sales proceeds, as applicable. Investments owned are valued at closing market quotations (net asset value). The difference between the beginning of year value and current market value of investments owned is recorded as an unrealized
gain (loss) on investments.   Dividends received are generally recorded as
income on the record date and are reinvested to purchase additional mutual fund shares. The aggregate cost of shares acquired and the aggregate proceeds from shares sold for the year ended December 31, 1995, were:

                                         Cost of    Proceeds
                                          Shares   from Shares
                                         Acquired     Sold
                                        ---------- ----------
                   Fund 001            $    4,163 $      459
                   Fund 002                   455         29
                   Fund 003                 2,725        544

Note 3 - Taxes

Bankers Security is taxed as a life insurance company under the Internal
Revenue Code of 1986, as amended (the "Code").   Since the Separate Accounts
are not a separate entity from Bankers Security, and their operations form a part of Bankers Security, they are not taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Under existing Federal income tax law, investment income of the Separate Accounts, to the extent that it is applied to increase reserves under a contract, is not taxed and may be compounded through reinvestment without additional tax to Bankers Security.

Note 4 - Charges

Deductions not exceeding 8.5% (9.29% of the net amount invested) are made from each purchase payment for sales and administrative charges and the minimum death benefit. Bankers Security deducts a daily charge equal to an annual rate of 1.0% of the daily asset value of the Separate Accounts as a charge for mortality and expense risks assumed. Where applicable, premium taxes are charged.

Note 5 - Supplementary Information

Accumulation unit values for a unit of the funds outstanding at December 31, were:

 Fund    1995   1994   1993   1992   1991   1990   1989   1988   1987   1986
------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  001  $ 4.70 $ 3.89 $ 4.36 $ 3.85 $ 3.59 $ 2.80 $ 2.95 $ 2.40 $ 2.23 $ 2.32
  002    5.54   5.38   6.00   5.11   4.35   3.05   2.65   3.39   2.92   2.79
  003    3.40   3.27   3.18   3.13   3.05   2.91   2.72   2.53   2.38   2.26

INDEPENDENT AUDITORS' REPORT






To Bankers Security Life Insurance Society and
   Bankers Security Variable Annuity Funds 001, 002and 003 Contract
   Owners:




We have audited the accompanying combined statement of assets and liabilities of the Bankers Security Variable Annuity Funds 001, 002 and 003 as of December 31, 1995, and the combined statements of operations and changes in net assets for the year ended December 31, 1995. These financial statements are the responsibility of the Bankers Security Life Insurance Society management. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of operations and changes in net assets for the years ended December 31, 1994 and the accumulation units values for each of the years in the nine-year period ended December 31, 1994 were audited by other auditors whose report dated February 9, 1995 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the combined funds constituting the Bankers Security Variable Annuity Funds 001, 002 and 003 as of December 31, 1995, and the combined results of operations and changes in net assets for the year ended December 31, 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Minneapolis, MN
February 12, 1996